Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Initial adoption impacts	Ps.	213,342	Ps.	—	Ps.	213,342
Equipment reclassifications, net		—		18,475		18,475
Balance as of January 1, 2019		213,342		18,475		231,817
Additions		10,732		5,508		16,240
		224,074		23,983		248,057
Depreciation of the year		(30,803)		(6,466)		(37,269)
Balance as of December 31, 2019	Ps.	193,271	Ps.	17,517	Ps.	210,788

Schedule of payments recognized as cost and expense

	2019
Depreciation expense of right of use assets	Ps.	37,269
Interest expense on lease liabilities		22,983

Schedule of operating lease commitments as lessee

	2019
Maturity analysis:
Less than one year	Ps.	72,320
Greater than 1 year and less than 3 years		73,975
Greater than 3 years		74,565
Total	Ps.	220,860

Schedule of operating lease commitments as lessor
	Year ended December 31,
	2019		2018		2017
Duration:
Less than 1 year	Ps.	546,671	Ps.	562,681	Ps.	287,650
Greater than 1 year and less than 5 years		843,404		1,002,351		542,063
Greater than 5 years		161,109		240,584		117,911
Total	Ps.	1,551,184	Ps.	1,805,616	Ps.	947,624